Lease Commitments (Schedule of Maturities of Operating Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2020	$ 78,290
2021	66,955
2022	55,359
2023	42,169
2024	40,314
2026 and thereafter	291,917
Total	575,004
Less - Imputed interest	111,548
Operating lease liability	$ 463,456	$ 385,852